EQUITY METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2012
EQUITY METHOD INVESTMENTS
EQUITY METHOD INVESTMENTS

7.                       EQUITY METHOD INVESTMENTS

	As of December 31,
	2011	2012
Investee
95190	4,181	3,791
Beijing GoldenTom Information Technology Co. Ltd.	261	12
Ariadne’s Thread Co. Ltd.	—	361
Total	4,442	4,164

On January 1, 2009, the Group completed the acquisition of 22% equity of Beijing 95190 Information Technology Co., Ltd. (“95190”), which operates a call center to provide online driving directions, safety driving information and emergency rescue to automobile drivers and passengers in the PRC, for a cash consideration of $4,397. Since the Group has the ability to exercise significant influence over the operating and financing decisions of 95190, the Group uses the equity method of accounting to record its investment in 95190. Starting from January 1, 2010, pursuant to the financial performance based equity adjustment term in the original purchase agreement, the percentage of the Group’s shareholding in 95190 was adjusted upwards to 24.96%. On February 17, 2011, 95190’s shareholders, including the Group, made a pro rata transfer of their shares to a shareholder of 95190 for free of charge. As a result, the Group’s shareholding in 95190 was reduced to 24.21% from 24.96%. Consequently the Group recognizes the share of operating result of 95190 based on 24.21% starting from February 17, 2011. The Group’s share of the net loss of 95190 was $(202), $(425) and $(410) for the years ended December 31, 2010, 2011 and 2012, respectively.

On October 28, 2011, AutoNavi Software and TomTom Global Content B.V.(“TomTom Global”) established a joint venture, Beijing GoldenTom Information Technology Co., Ltd (“GoldenTom”), to provide digital map databases and traffic information in China. AutoNavi Software and TomTom Global contributed capital of $510 and $490, and accordingly hold 51% and 49% equity interests of GoldenTom, respectively. The Company does not have the ability to control over GoldenTom since according to the investment agreement, all the significant decisions to be made in ordinary course of business shall be agreed by all board members, who are from both AutoNavi Software and TomTom Global, unanimously. AutoNavi and TomTom Global share the control over the significant activities of GoldenTom who acts as a distribution channel of the products of AutoNavi and TomTom Global. As a result, the investment in GoldenTom is accounted for as an equity method investment. The Group’s share of the net loss of GoldenTom was $(247) and $ (249) for the years ended December 31, 2011 and 2012, respectively.

On January 17, 2012 the Group acquired 20% equity interest in Ariadne’s Thread Co., Ltd (“Ariadne”) with a cash consideration of $477, which is a company engaged in e-commerce of movie tickets through its proprietary mobile applications. This investment is accounted for under equity method. The Group’s share of the net loss of Ariadne was $ (119) for the year ended December 31, 2012.